Share Capital - Capital Issued (Details) - EUR (€) € / shares in Units, € in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Total shareholders’ equity	€ 41,431	€ 70,468	€ (22,194)	€ (1,909)
Par value per share (euro per share)	€ 0.03
Share Capital
Disclosure of classes of share capital [line items]
Total shareholders’ equity	€ 1,045	€ 1,033	€ 682	€ 672
Number of shares outstanding (in shares)	34,825,872	34,432,122	22,731,122	22,415,039